Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 21,143	$ 442,382	$ 21,151	$ 21,287	$ 26,923
Cash, FDIC Insured Amount		250,000
Cash, Uninsured Amount		$ 192,382		$ 0